200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
JESSICA HOWELL jessica.howell@dechert.com +617 728 7133 Direct +617 426 6567 Fax

May 3, 2011

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:          Russell Investment Funds

File Nos. 033-18030 and 811-05371

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Funds (the “Trust”) that the forms of Prospectuses and Statements of Additional Information included in Post-Effective Amendment No. 42 to the Trust’s Registration Statement on Form N-1A (“PEA 42”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 42.  I hereby further certify that PEA 42 was filed electronically with the Commission on April 29, 2011 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7133 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Jessica Howell
Jessica Howell

cc:           John V. O’Hanlon, Esq.
Mary Beth Rhoden, Esq.